SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 28, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, which are accounted for under the voting interest model, and its VIEs, VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

The Company through TAL Beijing and Lebai Information, wholly owned foreign enterprises, has executed a series of contractual agreements with its VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The VIE Arrangements”. These contractual agreements do not provide TAL Beijing and Lebai Information with an equity interest in legal form in the VIEs. As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation (“ASC 810”) instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing and Lebai Information with the right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810, these agreements are considered variable interests. Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate the variable interest entity.

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Consolidation of Variable Interest Entities - continued

The contractual arrangements, by design, enable TAL Beijing and Lebai Information to have (a) the power to direct the activities that most significantly impact the economic performance of the VIEs and (b) the right to receive substantially all the benefits of the VIEs. As a result, the VIEs are considered to be variable interest entities under ASC 810 and TAL Beijing and Lebai Information are considered to be the primary beneficiary of the VIEs and consolidate the VIEs’ financial position and results of operations.

Determining whether TAL Beijing and Lebai Information are the primary beneficiaries requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and U.S. GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable. Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs. In the opinion of the Company’s PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law. See “Note 1 Organization and Principal Activities—The VIE Arrangements”.

On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the terms of the Deed, as long as Mr. Bangxin Zhang owns a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, (1) Mr. Bangxin Zhang cannot request or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) if shareholders are asked to appoint or remove a director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise in connection with such shareholder approval is equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) if shareholders or board of directors are asked to consider or approve any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power.

Upon execution of the Deed, despite his ownership of and as long as he holds a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, Mr. Bangxin Zhang will (1) not be permitted to requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) in relation to any shareholder approvals to appoint or remove a director, only be permitted to exercise up to the number of votes equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) in relation to shareholders’ or board of directors’ consideration or approval of any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power. The terms of the Deed prevent Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains a controlling financial interest in the VIEs and would consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of condensed financial information of the VIEs and VIEs’ subsidiaries and schools, after elimination of intercompany balances and transactions.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include purchase price allocation relating to business acquisitions, valuation allowance for deferred tax assets, the useful lives of intangible assets, impairment of intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments, discount rate for leases and consolidation of variable interest entities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Restricted cash

Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is separately reported. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for future transactions, deposits required by PRC government authorities for establishing new schools and subsidiaries, deposits in connection with the facilities agreement disclosed in Note 14.

Short-term investments

Short-term investments

Short-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The original maturities of the short-term investments are greater than three months, but less than twelve months.

The Group reviews its investments in held-to-maturity investments for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available evidence in evaluating the potential impairment of its investments in held-to-maturity investments. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity investments. The allowance for credit losses was nil for the year ended February 28, 2021.

Investment products not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive (loss) / income” on the consolidated balance sheets. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

For investment products indexed to an underlying stock, stock market or foreign exchange, the Group elects the fair value option to record them at fair value in accordance with ASC 825 Financial Instruments. Changes in the fair value are reflected in the consolidated statements of operations.

Derivative Instruments

Derivative Instruments

Derivative instruments are carried at fair value in accordance with Accounting Standards Codification 815. The fair values of the derivative financial instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date.

2.           SIGNIFICANT ACCOUNTING POLICIES – continued

Derivative Instruments – continued

As of February 28, 2021, the Group’s derivative instruments primarily consisted of foreign currency option contracts which aims to manage foreign currency exposure to certain extent. As the derivative instruments do not qualify for hedge accounting treatment, changes in the fair value are reflected in other income/(expense) of the consolidated statements of operations. The Group held certain security deposits in designated bank accounts as stipulated in the contracts, and classified them as restricted cash in the consolidated balance sheets.

As of February 28, 2021, and for the year ended February 28, 2021, the balance of the derivative instruments and the total amount of fair value changes are not material.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to building when completed and ready for its intended use.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

2.           SIGNIFICANT ACCOUNTING POLICIES – continued

Business combinations - continued

Where in a business combination, the noncontrolling shareholder received a put option to sell its entire noncontrolling interest of the acquiree to the Group at the price stipulated by the contract when option is exercised, the noncontrolling interest has been recorded as a redeemable noncontrolling interest presented in the mezzanine equity section of the consolidated balance sheets.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of trade name and domain names, copyrights, teaching materials, user base, customer relationships, technology, partnership agreements, school cooperation agreements, licenses, etc., and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The amortization periods by intangible asset classes are as follows:

Trade name and domain names	1-10 years
Copyrights and teaching materials	3-10 years
User base and customer relationships	3-7 years
Technology	4-6 years
Partnership agreements and school cooperation agreements	4-6 years
Licenses	2-9 years
Others	1-7 years

Land use rights, net

Land use rights, net

All land in the PRC is owned by PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

ASC 350-20 permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group early adopted ASU 2017-04: Intangibles-Goodwill and Other (Topic 350) in fiscal year 2020, which eliminated Step 2 from the goodwill impairment test on a prospective basis.

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Goodwill - continued

Under ASU 2017-04, the Group performs its annual impairment test by comparing the fair value of a reporting unit with its carrying amount. The Group should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The Group recognized impairment loss on goodwill of nil, $28,998 and $107,399 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively.

Long-term investments

Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values, equity securities with readily determinable fair values, equity method investments, available-for-sale investments, fair value option investment and held-to-maturity investments.

Equity securities without readily determinable fair values

The Group adopted ASC Topic 321, Investments—Equity Securities (“ASC 321”) on March 1, 2018. Under ASC321, for equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group estimates the fair value using net asset value per share and recorded the cumulative effect of the adjustment of $4,163 to the opening balance of retained earnings upon adoption of the new standard. For other equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income / (loss) equal to the difference between the carrying value and fair value.

Equity securities with readily determinable fair values

Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in the consolidated statements of operations.

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Long-term investments-continued

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment. If financial statements of an investee cannot be made available within a reasonable period of time, the Group records its share of the net income or loss of an investee on a one quarter lag basis in accordance with ASC 323-10-35-6.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Available-for-sale investments

For investments in investees’ shares which are determined to be debt securities, the Group accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income as a component of shareholders’ equity. Declines in the fair value of individual available-for-sale investments below their amortized cost due to credit-related factors are recognized as an allowance for credit losses, whereas if declines in the fair value is not due to credit-related factors, the loss is recorded in other comprehensive income / (loss).

Fair value option investments

The Group elected the fair value option to account for certain investment whereby the change in fair value is recognized in the consolidated statements of operations.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Long-term investments - continued

Held-to-maturity investments

Long-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. The Group classifies the wealth management products as “held-to-maturity” securities.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments is disclosed in Note 15.

Revenue recognition

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Revenue recognition

On March 1, 2018, the Group adopted Revenue from Contracts with Customers (“Topic 606”), applying the modified retrospective method to all contracts that were not completed as of March 1, 2018.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The Group generates substantially all of its revenues through tutoring service with individual students in the PRC, in which revenue is recognized over time. In addition, the Group generates revenues from sales of products, consist primarily of books, which were insignificant for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, and were included in small class tutoring services, personalized premium services and others below. The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of discounts, value added tax and surcharges.

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021
Disaggregation of net revenues
-Small class tutoring services, personalized premium services and others	$2,223,347	$2,655,323	$3,221,161
-Online education services through www.xueersi.com	339,637	617,985	1,274,594

Total	$2,562,984	$3,273,308	$4,495,755

The primary sources of the Group’s revenues are as follows:

(a)         Small class tutoring services, personalized premium services and others

Small class tutoring services primarily consist of Xueersi Peiyou small class, Firstleap and Mobby. Personalized premium services are referring to Izhikang after-school one-on-one tutoring services. Each contract of small class tutoring service or personalized premium service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fee is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered.

Generally, for small class tutoring services, the Group offers refunds for any remaining classes to students who decide to withdraw from a course. The refund is equal to and limited to the amount related to the undelivered classes. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. Historically, the Group has not had material refunds.

The Group distributes coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is not considered a material right to the customer and accounted for as a reduction of transaction price of the service contract.

Other revenues are primarily derived from one-on-one online tutoring services for children, artificial intelligence (“AI”) interactive courses provided on the Group’s online platforms, and books related to preschool and K-12 education. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

(b)         Online education services through www.xueersi.com

The Group provides online education services, including live class and pre-recorded course content, to its students through www.xueersi.com.

Students enroll for online courses through www.xueersi.com by the use of prepaid study cards or payment to the Group’s online accounts. Each contract of the online education service is accounted for as single performance obligation which is satisfied ratably over the service period. The proceeds collected are initially recorded as deferred revenue. For live class courses, revenues are recognized proportionately as the tutoring sessions are delivered. For pre-recorded course content, revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period and a proportional refund is based on the percentage of untaken courses to the total courses purchased. Historically, the Group has not experienced material refunds.

As a practical expedient, the Group elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. In addition, the Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities, for tuition collected that expected to be refunded to the customers in the future if students withdraw from a course for the remaining classes.

The contract liabilities of deferred revenue was $781,000 as of February 29, 2020, substantially all of which was recognized as revenue during the year ended February 28, 2021. As of February 28, 2021, the contract liabilities of deferred revenue was $1,417,498. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s satisfaction of performance obligation and the customer’s payment.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital. For share-based awards granted with performance condition, the compensation cost is recognized when it is probable that the performance condition will be achieved. The Group reassesses the probability of achieving the performance condition at the end of each reporting date and records a cumulative catch-up adjustment for any changes to its assessment. Forfeitures are recognized as they occur. Liability-classified awards are remeasured at their fair-value-based measurement as of each reporting date until settlement.

Value added tax

Value added tax (“VAT”)

Pursuant to the PRC tax laws, in case of any product sales, the VAT rate is 3% of the gross sales for small scale VAT payer and 16% (13% starting April 1, 2019) of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010, and August 2010, respectively, for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 16% (13% starting April 1, 2019) on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

The Group’s online education services and inter-company technical services are subject to VAT at the rate of 6% of revenue for general VAT payer, Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payers at the rate of 6% since September 2012. Zhixuesi Beijing was deemed as general VAT payer at the rate of 6% since August 2013 and elected a simple VAT collection method at the rate of 3% since November 2016. Xinxin Xiangrong and Pengxin TAL were deemed general VAT payers at the rate of 6% since June 2015 and May 2016, respectively. Yizhen Xuesi was deemed as general VAT payer at the rate of 6% since November 2016.

Pursuant to Cai Shui [2018] No. 53 in June 2018 and Cai Shui [2021] No. 10 in March 2021, Xueersi Education enjoyed VAT exemption from 2018 to 2023 for its book sales.

Since May 2016, in accordance with Cai Shui [2016] No. 68, non-academic education service providers who are general VAT payer could elect a simple VAT collection method and apply for a 3% VAT rate. The Group’s schools which were previously subject to business tax are now subject to a VAT rate of 3%.

Since May 2018, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16% of the gross sales for general VAT payer. For general VAT payer of the Group, VAT on sales is calculated at 16% on revenue from product sales and paid after deducting input VAT on purchases starting on May 1, 2018. In accordance with Cai Shui [2019] No.39, the VAT rate above decreased to 13% starting on April 1, 2019.

2.           SIGNIFICANT ACCOUNTING POLICIES – continued

Value added tax (“VAT”) – continued

Since January 2020, in accordance with Cai Shui [2020] No.8, due to the COVID-19 pandemic, the VAT on certain services was temporarily exempted from January 2020 to March 2021.

Operating leases

Operating leases

On March 1, 2019, the Group adopted New Leasing Standard (“ASC 842”), using the modified retrospective transition method resulting in the recording of operating lease right-of-use (ROU) assets of $1,024,863 and operating lease liabilities of $1,026,728 upon adoption. Prior period amounts have not been adjusted and continue to be reported in accordance with the previous accounting guidance.

The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to record in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, for lease assets other than real estate, such as printing machine and electronic appliances, the Group elected the short-term lease exemption as their lease terms are 12 months or less.

As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated in a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Advertising costs

Advertising costs

The Group expenses advertising costs as incurred, which mainly include advertising expenditure through social media, search engines and outdoor advertising, etc. Total advertising costs incurred were $114,697, $248,807 and $803,120 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

Government subsidies

The Group reports government subsidies as other income when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as other income when the performance obligation is met or fulfilled.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools in the PRC is Renminbi (“RMB”).

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Foreign currency translation - continued

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2019, February 29, 2020 and February 28, 2021, the Group recorded exchange loss of $3,108, exchange loss of $968 and exchange gain of $12,311, respectively, in other expense/income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income / (loss).

Foreign currency risk

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, and restricted cash of the Group included aggregate amounts of $1,435,739 and $1,754,509 as of February 29, 2020 and February 28, 2021, respectively, which were denominated in RMB.

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income / (loss)

Comprehensive income / (loss)

Comprehensive income / (loss) includes net income / (loss), unrealized gain or loss on available-for-sale investments, and foreign currency translation adjustments. Comprehensive income / (loss) is reported in the consolidated statements of comprehensive income / (loss).

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and restricted cash. The Group places its cash and cash equivalents, short-term investments and restricted cash in financial institutions with high credit ratings.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term investments, long-term investments accounted for available-for-sale investments, fair value option investment, equity securities with readily determinable fair values, equity securities without readily determinable fair values, held-to-maturity investments, amounts due from related parties and amounts due to related parties, accounts payable, income tax payable, short-term debt, long-term debt and bond payable. The Group carries its available-for-sale investments, equity securities with readily determinable fair values and fair value option investment at fair value. The carrying amounts of short-term debt and long-term debt approximate fair value as their interest rates are at the same level of current market yield for comparable debts. The carrying amounts of other financial instruments, except for bond payable, equity securities without readily determinable fair values and long-term held-to-maturity investments, approximate their fair values because of their generally short maturities. The bond payable and long-term held-to-maturity investments are recorded at amortized cost.

Net income / (loss) per share

Net income / (loss) per share

Basic net income / (loss) per share is computed by dividing net income / (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income / (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income / (loss) per share in years when their effect would be anti-dilutive. The Group has share options, non-vested shares and bond payable which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income / (loss) per share, the effect of the share options and non-vested shares is computed using the treasury stock method. The dilutive effect of the bond payable is computed using as-if converted method.

As the Group incurred net loss for the years ended February 29, 2020 and February 28, 2021, the effect of potential issuances of the shares for the non-vested shares and share options would be anti-dilutive. Therefore, basic and diluted losses per share are the same in the periods.

Recent accounting pronouncements adopted

Recent accounting pronouncements adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Group adopted this standard on March 1, 2020, using a modified retrospective transition method and did not restate the comparable periods, which resulted in a cumulative-effect adjustment to decrease the opening balance of retained earnings on March 1, 2020 by $6,651, including the allowance for credit losses for account receivables, loan receivable and amounts due from certain equity method investees.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value”. ASU 2018-13 removes and modifies existing disclosure requirements on fair value measurement, namely regarding transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. Additionally, ASU 2018-13 adds further disclosure requirements for Level 3 fair value measurements, specifically changes in unrealized gains and losses and other quantitative information. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. The Group adopted this new standard beginning March 1, 2020 with no material impact on its consolidated financial statements.

Recent accounting pronouncements not yet adopted

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), which clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, Investments—Equity Method and Joint Ventures, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Recent accounting pronouncements not yet adopted - continued

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Group’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Group is currently in the process of evaluating the impact of adopting ASU 2020-06 on its consolidated financial statements and related disclosures.